Note Transfers of financial assets and servicing rights (Quantitative and qualitaty information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	$ 10,144,237	$ 8,134,576
Principal amount 60 days or more past due	411,291	278,326
Net credit losses (recoveries)	107,955	53,990
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	681,201	251,820
Principal amount 60 days or more past due	14,086	13,812
Net credit losses (recoveries)	(886)	(3,746)
Legacy
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	64,436	81,137
Principal amount 60 days or more past due	4,311	3,476
Net credit losses (recoveries)	(2,760)	(892)
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	627,650	564,389
Principal amount 60 days or more past due	4,639	4,348
Net credit losses (recoveries)	3,303	3,961
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	9,011,473	8,741,757
Principal amount 60 days or more past due	1,188,290	1,164,513
Net credit losses (recoveries)	47,552	54,041
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	3,837,679	3,875,581
Principal amount 60 days or more past due	106,194	99,595
Net credit losses (recoveries)	92,926	109,737
Loans Securitized Sold
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,883,561	2,138,705
Principal amount 60 days or more past due	144,568	183,876
Net credit losses (recoveries)	811	1,314
Loans Held-for-Sale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	137,000	106,104
Principal amount 60 days or more past due	45,719	19,878
Net credit losses (recoveries)	37,602	35,674
Loans Held In Portfolio
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	22,992,230	21,947,113
Principal amount 60 days or more past due	1,639,975	1,900,685
Net credit losses (recoveries)	268,557	246,257
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	646,115	2,542,662
Principal amount 60 days or more past due	101,451	540,369
Net credit losses (recoveries)	$ 58,880	$ 66,154